Summary of Significant Accounting Policies (Policies) - U.S. Group Savings Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting – The financial statements of the Plan have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP).
Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation

Investment Valuation – For investment and administrative purposes the Plan’s assets are held within the custody of the Master Trust. The Plan’s investment in the Master Trust represents the Plan’s interest in the net assets of the Master Trust. The Plan’s interest in the Master Trust is stated at fair value, except for fully benefit-responsive investment contracts (“FBRICs”) which are reported at contract value, and is based on the beginning of year value of the Plan’s interest in the trust plus actual contributions and allocated investment income or loss less actual distributions and allocated administrative expenses.

The Stable Value Fund (see Note 3) is a FBRIC and is therefore measured at contract value. Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the plan.

Notes Receivable from Participants

Notes Receivable from Participants – Notes receivable from participants represent loans recorded at their unpaid principal balance plus accrued interest. Interest income generated on the notes receivable is recorded when earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default based on Plan provisions, the participant loan balance is reduced and a benefit payment is recorded.

Payment of Benefits	Payment of Benefits – Benefit payments to participants are recorded when paid.
Fees and Administrative Expenses

Fees and Administrative Expenses − All external third-party expenses and internal expenses relating to the administration of the Master Trust and managing the funds established thereunder are borne by the participating plans, unless they are paid by the Company. Brokerage commissions, transfer taxes and other charges incurred in connection with the purchase and sale of securities are paid out of the funds to which such charges are attributable.

Risks and Uncertainties	Risks and Uncertainties – The Plan provides for various investment options representing varied combinations of stocks, bonds, fixed income securities, mutual funds and other investment securities. Investment securities are exposed to various risks, such as interest rate, market volatility and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statement of Net Assets available for Benefits